Loan Capital - Tier 2 loan capital (Details) € in Millions, ¥ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Sep. 30, 2023 USD ($)	Sep. 30, 2023 AUD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2023 SGD ($)	Sep. 30, 2023 JPY (¥)	Sep. 30, 2023 NZD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 AUD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 SGD ($)	Sep. 30, 2022 JPY (¥)	Sep. 30, 2022 NZD ($)	Sep. 30, 2021 AUD ($)
Loan capital
Loan capital		$ 33,176						$ 31,254					$ 29,067
Subordinated notes
Loan capital
Loan capital		23,370						21,459
Subordinated notes issued by Westpac Banking Corporation
Loan capital
Loan capital		22,277						20,939
Subordinated notes, AUD 175 million, Maturity 14 June 2028
Loan capital
Principal amount								175
Loan capital								172
Subordinated notes, USD 100 million, Maturity 23 February 2046
Loan capital
Principal amount	$ 100						$ 100
Loan capital		103						121
Subordinated notes, JPY 20,000 million, Maturity 19 May 2026
Loan capital
Principal amount | ¥					¥ 20,000						¥ 20,000
Loan capital		206						212
Subordinated notes, JPY 10,200 million, Maturity 2 June 2026
Loan capital
Principal amount | ¥					10,200						10,200
Loan capital		105						108
Subordinated notes, JPY 10,000 million, Maturity 9 June 2026
Loan capital
Principal amount | ¥					10,000						10,000
Loan capital		103						106
Subordinated notes, USD 1,500 million, Maturity 23 November 2031
Loan capital
Principal amount	1,500						1,500
Loan capital		2,127						2,134
Subordinated notes, AUD 350 million, Maturity 16 August 2029
Loan capital
Principal amount		350						350
Loan capital		350						350
Subordinated notes, AUD 185 million, Maturity 24 January 2048
Loan capital
Principal amount		185						185
Loan capital		184						184
Subordinated notes, AUD 250 million, Maturity 16 February 2028
Loan capital
Principal amount								250
Loan capital								248
Subordinated notes, AUD 130 million, Maturity 2 March 2048
Loan capital
Principal amount		130						130
Loan capital		130						130
Subordinated notes, AUD 725 million, Maturity 22 June 2028
Loan capital
Principal amount								725
Loan capital								722
Subordinated notes, USD 1,000 million, Maturity 24 July 2039
Loan capital
Principal amount	1,000						1,000
Loan capital		1,134						1,257
Subordinated notes, USD 1,250 million, Maturity 24 July 2034
Loan capital
Principal amount	1,250						1,250
Loan capital		1,677						1,708
Subordinated notes, AUD 1,000 million, Maturity 27 August 2029
Loan capital
Principal amount		1,000						1,000
Loan capital		1,000						998
Subordinated notes, USD 1,500 million, Maturity 4 February 2030
Loan capital
Principal amount	1,500						1,500
Loan capital		2,199						2,166
Subordinated notes, USD 1,500 million, Maturity 15 November 2035
Loan capital
Principal amount	1,500						1,500
Loan capital		1,802						1,835
Subordinated notes, USD 1,000 million, Maturity 16 November 2040
Loan capital
Principal amount	1,000						1,000
Loan capital		939						1,054
Subordinated notes, AUD 1,250 million, Maturity 29 January 2031
Loan capital
Principal amount		1,250						1,250
Loan capital		1,236						1,239
Subordinated notes, EUR 1,000 million, Maturity 13 May 2031
Loan capital
Principal amount | €			€ 1,000						€ 1,000
Loan capital		1,476						1,342
Subordinated notes, USD 1,000 million, Maturity 18 November 2041
Loan capital
Principal amount	1,000						1,000
Loan capital		989						1,118
Subordinated notes, USD 1,250 million, Maturity 18 November 2036
Loan capital
Principal amount	1,250						1,250
Loan capital		1,529						1,579
Subordinated notes, JPY 26,000 million, Maturity 8 June 2032
Loan capital
Principal amount | ¥					26,000						26,000
Loan capital		266						275
Subordinated notes, USD 1,000 million, Maturity 10 August 2033
Loan capital
Principal amount	1,000						1,000
Loan capital		1,346						1,411
Subordinated notes, SGD 450 million, Maturity 7 September 2032
Loan capital
Principal amount				$ 450						$ 450
Loan capital		498						470
Subordinated notes, AUD 1500 million, Maturity 23 June 2033
Loan capital
Principal amount		1,500
Loan capital		1,494
Subordinated notes, AUD 300 million, Maturity 23 June 2033
Loan capital
Principal amount		300
Loan capital		292
Subordinated notes, AUD 1,100 million, Maturity 23 June 2038
Loan capital
Principal amount		1,100
Loan capital		1,092
Subordinated notes issued by Westpac New Zealand
Loan capital
Loan capital		1,093						520
Subordinated notes NZD 600 million, Maturity 16 September 2032
Loan capital
Principal amount						$ 600						$ 600
Loan capital		553						520
Subordinated notes NZD 600 million, Maturity 14 February 2034
Loan capital
Principal amount						$ 600
Loan capital		540
Parent Entity
Loan capital
Loan capital		32,085						30,734					$ 29,067
Parent Entity | Subordinated notes issued by Westpac Banking Corporation
Loan capital
Loan capital		22,277						20,939
Parent Entity | Subordinated notes, AUD 175 million, Maturity 14 June 2028
Loan capital
Principal amount								175
Loan capital								172
Parent Entity | Subordinated notes, USD 100 million, Maturity 23 February 2046
Loan capital
Principal amount	100						100
Loan capital		103						121
Parent Entity | Subordinated notes, JPY 20,000 million, Maturity 19 May 2026
Loan capital
Principal amount | ¥					20,000						20,000
Loan capital		206						212
Parent Entity | Subordinated notes, JPY 10,200 million, Maturity 2 June 2026
Loan capital
Principal amount | ¥					10,200						10,200
Loan capital		105						108
Parent Entity | Subordinated notes, JPY 10,000 million, Maturity 9 June 2026
Loan capital
Principal amount | ¥					10,000						10,000
Loan capital		103						106
Parent Entity | Subordinated notes, USD 1,500 million, Maturity 23 November 2031
Loan capital
Principal amount	1,500						1,500
Loan capital		2,127						2,134
Parent Entity | Subordinated notes, AUD 350 million, Maturity 16 August 2029
Loan capital
Principal amount		350						350
Loan capital		350						350
Parent Entity | Subordinated notes, AUD 185 million, Maturity 24 January 2048
Loan capital
Principal amount		185						185
Loan capital		184						184
Parent Entity | Subordinated notes, AUD 250 million, Maturity 16 February 2028
Loan capital
Principal amount								250
Loan capital								248
Parent Entity | Subordinated notes, AUD 130 million, Maturity 2 March 2048
Loan capital
Principal amount		130						130
Loan capital		130						130
Parent Entity | Subordinated notes, AUD 725 million, Maturity 22 June 2028
Loan capital
Principal amount								725
Loan capital								722
Parent Entity | Subordinated notes, USD 1,000 million, Maturity 24 July 2039
Loan capital
Principal amount	1,000						1,000
Loan capital		1,134						1,257
Parent Entity | Subordinated notes, USD 1,250 million, Maturity 24 July 2034
Loan capital
Principal amount	1,250						1,250
Loan capital		1,677						1,708
Parent Entity | Subordinated notes, AUD 1,000 million, Maturity 27 August 2029
Loan capital
Principal amount		1,000						1,000
Loan capital		1,000						998
Parent Entity | Subordinated notes, USD 1,500 million, Maturity 4 February 2030
Loan capital
Principal amount	1,500						1,500
Loan capital		2,199						2,166
Parent Entity | Subordinated notes, USD 1,500 million, Maturity 15 November 2035
Loan capital
Principal amount	1,500						1,500
Loan capital		1,802						1,835
Parent Entity | Subordinated notes, USD 1,000 million, Maturity 16 November 2040
Loan capital
Principal amount	1,000						1,000
Loan capital		939						1,054
Parent Entity | Subordinated notes, AUD 1,250 million, Maturity 29 January 2031
Loan capital
Principal amount		1,250						1,250
Loan capital		1,236						1,239
Parent Entity | Subordinated notes, EUR 1,000 million, Maturity 13 May 2031
Loan capital
Loan capital		1,476						1,342
Parent Entity | Subordinated notes, USD 1,000 million, Maturity 18 November 2041
Loan capital
Principal amount	1,000						1,000
Loan capital		989						1,118
Parent Entity | Subordinated notes, USD 1,250 million, Maturity 18 November 2036
Loan capital
Principal amount	1,250						1,250
Loan capital		1,529						1,579
Parent Entity | Subordinated notes, JPY 26,000 million, Maturity 8 June 2032
Loan capital
Principal amount | ¥					¥ 26,000						¥ 26,000
Loan capital		266						275
Parent Entity | Subordinated notes, USD 1,000 million, Maturity 10 August 2033
Loan capital
Principal amount	$ 1,000						$ 1,000
Loan capital		1,346						1,411
Parent Entity | Subordinated notes, SGD 450 million, Maturity 7 September 2032
Loan capital
Principal amount				$ 450						$ 450
Loan capital		498						$ 470
Parent Entity | Subordinated notes, AUD 1500 million, Maturity 23 June 2033
Loan capital
Principal amount		1,500
Loan capital		1,494
Parent Entity | Subordinated notes, AUD 300 million, Maturity 23 June 2033
Loan capital
Principal amount		300
Loan capital		292
Parent Entity | Subordinated notes, AUD 1,100 million, Maturity 23 June 2038
Loan capital
Principal amount		1,100
Loan capital		$ 1,092